Consolidated Statements of Operations and Comprehensive Loss (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Revenues:
Collaboration and license revenues	$ 209,635	$ 50,714	$ 115,714	$ 266,039
Grant revenues	65,087		48,312	182,997
Total revenues	274,722	50,714	164,026	449,036
Cost of revenues and expenses:
Research and development	1,230,504	685,412	3,575,695	2,369,414
General and administrative	1,424,943	504,077	3,019,101	1,832,088
Total cost of revenues and expenses	2,655,447	1,189,489	6,594,796	4,201,502
Loss from operations	(2,380,725)	(1,138,775)	(6,430,770)	(3,752,466)
Other income (expense):
Interest income (expense)	2,635	(52,361)	(242,430)	(109,064)
Other (expense) income			(1,690,658)	31
Change in fair value of derivative liabilities	4,669,884	660	184,448	(3,090)
Total other income (expense), net	4,672,519	(51,701)	(1,748,640)	(112,123)
Net income (loss) before income taxes	2,291,794	(1,190,476)	(8,179,410)	(3,864,589)
Provision for income taxes
Net Income (Loss)	2,291,794	(1,190,476)	(8,179,410)	(3,864,589)
Other comprehensive loss:
Reclassification for loss included in net income	6
Net unrealized holding losses on available-for-sale securities arising during the period	(6,590)		(9,777)
Comprehensive income (loss)	$ 2,285,210	$ (1,190,476)	$ (8,189,187)	$ (3,864,589)
Net loss per share - basic and diluted			$ (0.26)	$ (0.28)
Basic net income (loss) per share	$ 0.04	$ (0.07)
Diluted net income (loss) per share	$ 0.04	$ (0.07)
Weighted-average number of common shares attributable to common stockholders - basic and diluted			32,047,194	13,815,914
Weighted-average number of common shares attributable to common stockholders - basic	51,607,454	16,692,130
Weighted-average number of common shares attributable to common stockholders - diluted	52,849,869	16,692,130